Average Annual Total Returns{- Fidelity® Equity Dividend Income Fund} - 11.30 Fidelity Equity Dividend Income Fund - K PRO-08 - Fidelity® Equity Dividend Income Fund	Fidelity Equity Dividend Income Fund-Class K Return Before Taxes Past 1 year	Fidelity Equity Dividend Income Fund-Class K Return Before Taxes Past 5 years	Fidelity Equity Dividend Income Fund-Class K Return Before Taxes Past 10 years	RS008 Past 1 year	RS008 Past 5 years	RS008 Past 10 years	MS735 Past 1 year	MS735 Past 5 years	MS735 Past 10 years
Total	22.27%	10.38%	11.89%	25.37%	11.00%	12.89%	24.83%	11.57%	12.92%